AC ONE China Fund

Institutional Class – ACOIX

Supplement dated May 10, 2019 to:

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated October 28, 2018, as amended

Frederick J. Ruopp Sr. is no longer serving as a Portfolio Manager of the Fund. Effective immediately, all references to Mr. Ruopp Sr. should be deleted in their entirety.

Thank you for your investment. If you have any questions, please call the Fund toll-free at (888) 964-0788.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.